Income Taxes (Components of Deferred Tax Assets) (Details) - Non-current [Member] - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Deferred Income Tax Assets:
Pensions	$ 44,468	$ 24,349
Uncollectible accounts	10,389	9,268
Inventory overheads	5,873	6,591
Employee compensation and benefits	57,230	44,179
Derivatives	43,891	38,058
Deferred gas costs	2,406	4,218
Solar grant/ investment tax credit	53,067	39,184
Tax credit carry forward	55,040	0
Other	5,640	2,236
Total assets	278,004	168,083
Deferred Income Tax Liabilities:
Other post-retirement benefits	54,860	38,299
Accelerated depreciation and other plant related items	794,099	669,040
Losses/gains on reacquired debt	1,292	1,426
Income taxes recoverable through future rates	68,245	65,374
Deferred gas costs	815	2,818
Partnership basis difference	29,468	25,370
Valuation allowances	2,188	0
Total Liabilities	950,967	802,327
Net accumulated deferred income tax assets (liabilities)	(672,963)	(634,244)
Washington Gas Light Company
Deferred Income Tax Assets:
Pensions	43,748	23,738
Uncollectible accounts	7,637	7,618
Inventory overheads	5,873	6,591
Employee compensation and benefits	38,857	33,863
Derivatives	38,887	36,364
Deferred gas costs	2,406	4,218
Solar grant/ investment tax credit	0	312
Other	862	1,011
Total assets	138,270	113,715
Deferred Income Tax Liabilities:
Other post-retirement benefits	54,566	38,065
Accelerated depreciation and other plant related items	681,108	602,376
Losses/gains on reacquired debt	1,292	1,426
Income taxes recoverable through future rates	67,953	65,128
Deferred gas costs	815	2,818
Other	1,300	932
Total Liabilities	807,034	710,745
Net accumulated deferred income tax assets (liabilities)	$ (668,764)	$ (597,030)